Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 13,000,000.0
Unrecognized tax benefits, income tax penalties and interest accrued	0	$ 0
Federal tax authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	25,900,000
State and local jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 4,400,000